Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,910,372		$ 459,496	$ 2,619,078	$ 1,234,287	$ 1,709,669	$ 2,305,503
Segment assets	14,612,313	$ 5,691,453		14,612,313		5,691,453	7,214,215
Income before income taxes	$ (3,232,701)		$ (1,231,231)	$ (8,151,403)	$ (3,595,038)	(5,713,207)	$ (5,898,676)
Stock Options and Warrants [Axis]
Segment Reporting Information [Line Items]
Revenue from external customers		367,673				1,176,220
Revenue from other segments
Segment profit		276,226				691,482
Segment assets		2,603,379				2,603,379
Total profit for reportable segment		278,719				694,828
Other income (expense) - net		(2,493)				(3,346)
Income before income taxes		$ 276,226				$ 691,482